Acquisition of Entities under Common Control (Detail) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 18, 2015 USD ($) vessel	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Business acquisition, assumed working capital				$ 0	$ 31,870	$ 0
Net income				62,855	179,635	60,538
Revenues				526,896	514,193	250,002
Entities under Common Control [Member]
Business Acquisition [Line Items]
Net income				$ 0	2,708	3,396
Revenues					9,800	$ 14,400
Entities under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member]
Business Acquisition [Line Items]
Number of vessels | vessel		2
Business acquisition, assumed working capital		$ 39,000
Assumption of outstanding debt		49,600
Amount paid to acquire business		30,400	$ 8,600
Net assets acquired	$ 25,000				$ 25,000
Return of capital	$ 14,000
Entities under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Amount to terminate time charters		2,900
Contractual amount		1,500
Entities under Common Control [Member] | SPT Explorer LLC And Navigator Spirit LLC [Member] | Working Capital [Member]
Business Acquisition [Line Items]
Business acquisition, assumed working capital		$ 8,600